Financial statements preparation - Reconciliation of opening balance sheet (Details) - AUD ($) $ in Millions	Mar. 31, 2019		Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Assets
Cash and balances with central banks	$ 19,486		$ 26,788	$ 26,788	$ 21,932
Collateral paid	6,103		4,787	4,787	3,835
Trading securities and financial assets measured at fair value through income statement (FVIS)	29,307		23,407	23,132	21,593
Derivative financial instruments	21,765		24,101	24,101	26,904
Available-for-sale securities				61,119	64,857
Investment securities	68,536		60,835
Loans (at amortised cost)			708,163	709,144
Loans (at fair value)			602	546
Other financial assets	6,444		5,517	5,517	6,035
Deferred tax assets			1,480	1,180
All other assets			23,278	23,278
Total assets	891,062		878,958	879,592	871,855
Liabilities
Collateral received	1,889		2,184	2,184	3,331
Deposits and other borrowings	555,007		559,285	559,285	547,736
Other financial liabilities	29,013		28,093	28,105	29,750
Derivative financial instruments	23,384		24,407	24,407	24,066
Debt issues	188,759		172,596	172,596	174,138
Provisions	2,764		2,026	1,928	1,416
Loan capital	16,736		17,265	17,265	18,333
All other liabilities			9,254	9,249
Total liabilities	827,127		815,110	815,019	809,190
Net assets	63,935	[1]	63,848	64,573	62,665
Share capital:
Ordinary share capital	36,351		36,054	36,054	35,168
Treasury shares and RSP treasury shares	(557)		(493)	(493)	(565)
Reserves	1,141		1,079	1,077	890
Retained profits	26,949		27,156	27,883	27,122
Total equity attributable to owners of Westpac Banking Corporation	63,884		63,796	64,521	62,615
Non-controlling interests	51		52	52	50
Total shareholders' equity and non-controlling interests	63,935	[1]	63,848	64,573	62,665	$ 61,342
AASB 9
Assets
Financial assets, Carrying Amount				864,584
Share capital:
Retained profits			(722)
AASB 9 | Amortised cost
Assets
Financial assets, Carrying Amount				746,991
AASB 9 | FVOCI
Assets
Financial assets, Carrying Amount				60,033
AASB 15
Share capital:
Retained profits			(5)
Loans | AASB 9
Assets
Financial assets, Carrying Amount				709,690
Loans | AASB 9 | Amortised cost
Assets
Financial assets, Carrying Amount				709,088
Not measured at fair value
Assets
Financial assets, Carrying Amount	746,729			746,236	732,281
Financial assets measured at fair value on a recurring basis	747,186			746,538	732,582
Not measured at fair value | Loans
Assets
Financial assets, Carrying Amount	713,884			709,144	700,479
Financial assets measured at fair value on a recurring basis	714,341			709,446	700,780
Recurring
Assets
Financial assets measured at fair value on a recurring basis	128,583			118,348	124,749
Recurring | Loans
Assets
Financial assets measured at fair value on a recurring basis	$ 413			546	914
Previously stated | Not measured at fair value | Loans
Assets
Financial assets, Carrying Amount				706,440	697,604
Financial assets measured at fair value on a recurring basis				706,742	697,905
Previously stated | Recurring | Loans
Assets
Financial assets measured at fair value on a recurring basis				$ 3,250	$ 3,789
Restatement for adoption of AASB 9 or AASB 15 | Reclassifications
Assets
Trading securities and financial assets measured at fair value through income statement (FVIS)			275
Available-for-sale securities			(61,119)
Investment securities			60,844
Loans (at amortised cost)			(56)
Loans (at fair value)			56
Restatement for adoption of AASB 9 or AASB 15 | Remeasurements
Assets
Investment securities			(9)
Loans (at amortised cost)			(925)
Deferred tax assets			300
Total assets			(634)
Liabilities
Provisions			98
All other liabilities			(12)
Total liabilities			86
Net assets			(720)
Share capital:
Reserves			2
Retained profits			(722)
Total equity attributable to owners of Westpac Banking Corporation			(720)
Total shareholders' equity and non-controlling interests			(720)
Restatement for adoption of AASB 9 or AASB 15 | AASB 15
Liabilities
Other financial liabilities			(12)
All other liabilities			17
Total liabilities			5
Net assets			(5)
Share capital:
Retained profits			(5)
Total equity attributable to owners of Westpac Banking Corporation			(5)
Total shareholders' equity and non-controlling interests			$ (5)

[1]	The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.